Convertible Preferred Stock and Common Stock (Details) - Schedule of warrants were issued and outstanding - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series A Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Sep. 07, 2012	Sep. 07, 2012
Underlying Security	Series A Preferred	Series A Preferred
Reason for Grant	Financing	Financing
Warrants Outstanding	321,568	321,568
Exercise Price per Share	$ 0.5909	$ 0.5909
Expiration	5 years post IPO	5 years post IPO
Common [Member]
Class of Warrant or Right [Line Items]
Issue Date		Jul. 30, 2015
Underlying Security		Common Stock
Reason for Grant		Services
Warrants Outstanding		77,176
Exercise Price per Share		$ 0.8567
Expiration		July 30, 2020
Series C Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 14, 2015	Dec. 14, 2015
Underlying Security	Series C Preferred	Series C Preferred
Reason for Grant	Financing	Financing
Warrants Outstanding	80,229	80,229
Exercise Price per Share	$ 4.3189	$ 4.3189
Expiration	December 14, 2025	December 14, 2025
Series D Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jul. 16, 2018	Jul. 16, 2018
Underlying Security	Series D Preferred	Series D Preferred
Reason for Grant	Financing	Financing
Warrants Outstanding	114,241	114,241
Exercise Price per Share	$ 5.0763	$ 5.0763
Expiration	June 30, 2025	June 30, 2025
Series D Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 12, 2018	Dec. 12, 2018
Underlying Security	Series D Preferred	Series D Preferred
Reason for Grant	Financing	Financing
Warrants Outstanding	7,139	7,139
Exercise Price per Share	$ 5.0763	$ 5.0763
Expiration	December 12, 2025	December 12, 2025
Series E Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Dec. 05, 2019	Dec. 05, 2019
Underlying Security	Series E Preferred	Series E Preferred
Reason for Grant	Financing	Financing
Warrants Outstanding	346,762	346,762
Exercise Price per Share	$ 6.2894	$ 6.2894
Expiration	December 31, 2029	December 31, 2029
Series E Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Jul. 29, 2020
Underlying Security	Series E Preferred
Reason for Grant	Financing
Warrants Outstanding	8,669,076
Exercise Price per Share	$ 6.2894
Expiration	July 29, 2030
Series E Preferred [Member]
Class of Warrant or Right [Line Items]
Issue Date	Nov. 16, 2020
Underlying Security	Series E Preferred
Reason for Grant	Other
Warrants Outstanding	35,541
Exercise Price per Share	$ 8.6560
Expiration	November 18, 2025